SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Software and applications	$ 600,000	$ 600,000
Less: accumulated amortization	(466,663)	(266,664)
Intangible assets, net	$ 133,337	$ 333,336